Investments in Equity Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Investments in Equity Securities [Abstract]
Schedule of Equity Securities	Investment securities — fair value consist of investments in the Company’s investment in shares and rights of equity securities. The composition of the Company’s investment securities — fair value was as follows (in thousands):
	As of June 30, 2023		As of December 31, 2022
	Cost	Fair Value	Cost	Fair Value
Investments in equity securities- fair value
Equity shares	$55,379	$1,412	$54,237	$328
Equity rights	11,064	2	11,064	2
Total investments in equity securities- fair value	$66,443	$1,414	$65,301	$330
The composition of the Company’s investment securities — fair value was as follows (in thousands):
December 31, 2022	Cost	Fair Value
Investments in equity securities – fair value
Equity shares	$54,237	$328
Equity rights	11,064	2
Total investments in equity securities – fair value	$65,301	$330